Loans	12 Months Ended
Dec. 31, 2014
Loans
Loans

Note 4 – Loans

Loans at December 31, 2014 and 2013 are summarized as follows:

	December 31
	2014	2013

Real estate loans - One- to four-family residential	$71,828	$63,839
Commercial loans:
Secured by real estate	63,606	51,899
Other	19,000	12,451
Total commercial loans	82,606	64,350
Consumer loans:
Secured by real estate	9,502	8,730
Other	1,403	1,165
Total consumer loans	10,905	9,895
Total gross loans	165,339	138,084
Less:
Net deferred loan fees	263	297
Allowance for loan losses	1,429	1,472
Total loans - net	$163,647	$136,315

As of December 31, 2014 the total outstanding balance and carrying value of acquired impaired loans was $5.2 million and $4.7 million, respectively. Changes to the accretable yield for acquired impaired loans were as follows as of December 31, 2014:

	Acquired Impaired Non- accretable	Acquired Non- Impaired Accretable	Acquired Total

Beginning of year	$—	$—	$—
Net discount associated with acquired loans	(1,456)	(234)	(1,690)
Accretion of discount for credit spread	—	26	26
Loans paid off through December 31, 2014	224	—	224
	$(1,232)	$(208)	$(1,440)

Final loan maturities and rate sensitivity of the loan portfolio are as follows:

	December 31, 2014
	Less Than One Year	One Year to Five Years	After Five Years	Total
Originated Loans:
Loans at fixed interest rates	$3,983	$31,560	$50,507	$86,050
Loans at variable interest rates	7,731	8,381	34,035	50,147
Total	$11,714	$39,941	$84,542	$136,197

	December 31, 2014
	Less Than One Year	One Year to Five Years	After Five Years	Total
Acquired Loans :
Loans at fixed interest rates	$1,796	$9,502	$1,165	$12,463
Loans at variable interest rates	2,024	3,773	10,882	16,679

Total	$3,820	$13,275	$12,047	$29,142

Certain directors and executive officers of the Company were loan customers of the Bank during 2014 and 2013. Such loans were made in the ordinary course of business and do not involve more than a normal risk of collectability. An analysis of aggregate loans outstanding to directors and executive officers for the years ended December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
Aggregate balance - Beginning of Period	$3,168	$3,340
New loans	1,070	2,524
Repayments	(1,135)	(2,491)
Net change in directors and officers(1)	3,134	(205)
Aggregate balance - End of Period	$6,237	$3,168

(1) Represents the addition or removal of new officer and directors during the year.

The following tables illustrate the contractual aging of the recorded investment in past due loans by class of loans as of December 31, 2014 and 2013:

		As of December 31, 2014
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days andAccruing
Originated Loans:
Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$—	$—	$1,443	$1,443	$—
Commercial Real Estate - other	10	195	—	205	46,103	46,308	—
Commercial - non real estate	—	—	—	—	14,544	14,544	—

Consumer:
Consumer - Real Estate	107	4	7	118	7,684	7,802	—
Consumer - Other	3	—	3	6	1,152	1,158	3

Residential:
Residential	1,484	746	386	2,616	62,326	64,942	87
Total	$1,604	$945	$396	$2,945	$133,252	$136,197	$90

		As of December 31, 2014
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing
Acquired Loans:
Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$—	$—	$—	$—	$—
Commercial Real Estate - other	125	128	93	346	15,604	15,950	—
Commercial - non real estate	—	40	104	144	4,217	4,361	—

Consumer:
Consumer - Real Estate	123	—	—	123	1,609	1,732	—
Consumer - Other	—	—	—	—	213	213	—

Residential:
Residential	147	56	461	664	6,222	6,886	225
Total	$395	$224	$658	$1,277	$27,865	$29,142	$225

		As of December 31, 2013
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment > 90 Days and Accruing

Commercial Real Estate:
Commercial Real Estate - construction	$—	$—	$173	$173	$—	$173	$—
Commercial Real Estate - other	—	521	1,441	1,962	49,764	51,726	—
Commercial - non real estate	33	20	—	53	12,398	12,451	—

Consumer:
Consumer - Real Estate	54	55	—	109	8,621	8,730	—
Consumer - Other	—	4	2	6	1,159	1,165	2

Residential:
Residential	1,973	393	353	2,719	61,120	63,839	24
Total	$2,060	$993	$1,969	$5,022	$133,062	$138,084	$26

The Bank uses an eight tier risk rating system to grade its commercial loans. The grade of a loan may change during the life of the loans. The risk ratings are described as follows:

Risk Grade 1 (Excellent) - Prime loans based on liquid collateral, with adequate margin or supported by strong financial statements. Probability of serious financial deterioration is unlikely. High liquidity, minimum risk, strong ratios, and low handling costs are common to these loans. This classification also includes all loans secured by certificates of deposit or cash equivalents.

Risk Grade 2 (Good) - Desirable loans of somewhat less stature than Grade 1, but with strong financial statements. Probability of serious financial deterioration is unlikely. These loans possess a sound repayment source (and/or a secondary source). These loans represent less than the normal degree of risk associated with the type of financing contemplated.

Risk Grade 3 (Satisfactory) - Satisfactory loans of average risk – may have some minor deficiency or vulnerability to changing economic conditions, but still fully collectible. There may be some minor weakness but with offsetting features or other support readily available. These loans present a normal degree of risk associated with the type of financing. Actual and projected indicators and market conditions provide satisfactory assurance that the credit shall perform in accordance with agreed terms.

Risk Grade 4 (Acceptable) - Loans considered satisfactory, but which are of slightly “below average” credit risk due to financial weaknesses or uncertainty. The loans warrant a somewhat higher than average level of monitoring to insure that weaknesses do not advance. The level of risk is considered acceptable and within normal underwriting guidelines, so long as the loan is given the proper level of management supervision.

Risk Grade 4.5 (Monitored) - Loans are considered “below average” and monitored more closely due to some credit deficiency that poses additional risk but is not considered adverse to the point of being a “classified” credit. Possible reasons for additional monitoring may include characteristics such as temporary negative debt service coverage due to weak economic conditions; borrower may have experienced recent losses from operations, declining equity and/or increasing leverage, or marginal liquidity that may affect long-term sustainability. Loans of this grade have a higher degree of risk and warrant close monitoring to insure against further deterioration.

Risk Grade 5 (Other Assets Especially Mentioned) (OAEM) - Loans which possess some credit deficiency or potential weakness, which deserve close attention, but which do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.

Risk Grade 6 (Substandard) - Loans are “substandard” whose full, final collectability does not appear to be a matter of serious doubt, but which nevertheless portray some form of well defined weakness that requires close supervision by Bank management. The noted weaknesses involve more than normal banking risk. One or more of the following characteristics may be exhibited in loans classified Substandard: (1) Loans possess a defined credit weakness and the likelihood that the loan shall be paid from the primary source of repayment is uncertain; (2) Loans are not adequately protected by the current net worth and/or paying capacity of the obligor; (3) primary source of repayment is gone, and the Bank is forced to rely on a secondary source of repayment such as collateral liquidation or guarantees; (4) distinct possibility that the Bank shall sustain some loss if deficiencies are not corrected; (5) unusual courses of action are needed to maintain a high probability of repayment; (6) the borrower is not generating enough cash flow to repay loan principal, however, continues to make interest payments; (7) the Bank is forced into a subordinated or unsecured position due to flaws in documentation; (8) loans have been restructured so that payment schedules, terms, and collateral represent concessions to the borrower when compared to normal loan terms; (9) the Bank is contemplating foreclosure or legal action due to the apparent deterioration in the loan; or (10) there is a significant deterioration in the market conditions and the borrower is highly vulnerable to these conditions.

Grade 7 (Doubtful) - Loans have all the weaknesses of those classified Substandard. Additionally, however, these weaknesses make collection or liquidation in full, based on existing conditions, improbable. Loans in this category are typically not performing in conformance with established terms and conditions. Full repayment is considered “Doubtful”, but extent of loss is not currently determinable.

Risk Grade 8 (Loss) - Loans are considered uncollectible and of such little value, that continuing to carry them as an asset on the Bank’s financial statements is not feasible.

The following tables present the risk category of loans by class of loans based on the most recent analysis performed as of December 31, 2014 and 2013:

As of December 31, 2014
Originated Loans:
	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$—	$—	$31
3	—	13,565	6,088
4	1,443	21,757	7,538
4.5	—	3,553	252
5	—	6,040	635
6	—	1,393	—
7	—	—	—
8	—	—	—
Total	$1,443	$46,308	$14,544

As of December 31, 2014
Acquired Loans:
	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$—	$280	$1,188
3	—	2,696	876
4	—	10,905	970
4.5	—	337	21
5	—	1,176	1,150
6	—	547	156
7	—	9	0
8	—	—	0
Total	$—	$15,950	$4,361

As of December 31, 2013

	Commercial Real Estate	Commercial Real Estate
Loan Grade	Construction	Other	Commercial

1-2	$—	$—	$—
3	—	16,187	5,602
4	—	27,789	6,699
5	—	4,835	45
6	173	2,915	105
7	—	—	—
8	—	—	—
Total	$173	$51,726	$12,451

For residential real estate and other consumer credit the Company also evaluates credit quality based on the aging status of the loan and by payment activity. Loans 60 or more days past due are monitored by the collection committee.

The following tables present the risk category of loans by class based on the most recent analysis performed as of December 31, 2014 and 2013.

As of December 31, 2014
		Consumer -
	Residential	Real Estate	Consumer - Other
Originated Loans:
Loan Grade:
Pass	$64,397	$7,778	$1,155
Special Mention	—	—	—
Substandard	545	24	3
Total	$64,942	$7,802	$1,158

		Consumer -
	Residential	Real Estate	Consumer - Other
Acquired Loans:
Loan Grade:
Pass	$6,335	$1,731	$213
Special Mention	—	—	—
Substandard	551	1	—
Total	$6,886	$1,732	$213

As of December 31, 2013
		Consumer -
	Residential	Real Estate	Consumer - Other

Loan Grade:
Pass	$63,164	$8,723	$1,163
Special Mention	—	7	2
Substandard	675
Total	$63,839	$8,730	$1,165

The following tables present the recorded investment in non-accrual loans by class as of December 31, 2014 and 2013:

As of December 31
	2014	2013
Originated Loans:
Commercial Real Estate:
Commercial Real Estate - construction	$—	$173
Commercial Real Estate - other	486	1,454
Commercial	77	—

Consumer:
Consumer - real estate	25	7
Consumer - other	—	—

Residential:
Residential	750	651

Total	$1,338	$2,285

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2014 and 2013:

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2014				2014
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	1,431	1,430	—	1,482	84
Consumer - Real Estate	26	24	—	26	—
Consumer - Other	—	—	—	—	—
Residential	781	618	—	635	14

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	386	386	10	393	18
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	—	—	—	—	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$—	$—	$—	$—	$—
Commercial Real Estate - Other	$1,817	$1,816	$10	$1,875	$102
Consumer - Real Estate	$26	$24	$—	$26	$—
Consumer - Other	$—	$—	$—	$—	$—
Residential	$781	$618	$—	$635	$14

				For the Twelve Months Ended
Impaired Loans				December 31,
As of December 31, 2013				2013
	Unpaid Principal	Recorded	Related	Average	Interest
	Balance	Investment	Allowance	Recorded	Income
				Investment	Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	—	—	—	—	—
Commercial Real Estate - Other	1,789	1,788	—	1,894	104
Consumer - Real Estate	8	7	—	7	—
Consumer - Other	—	—	—	—	—
Residential	954	722	—	727	6

With a specific allowance recorded:
Commercial	—	—	—	—	—
Commercial Real Estate - Construction	1,589	173	48	173	—
Commercial Real Estate - Other	3,980	3,391	182	3,397	94
Consumer - Real Estate	—	—	—	—	—
Consumer - Other	—	—	—	—	—
Residential	53	30	5	30	—

Totals:
Commercial	$—	$—	$—	$—	$—
Commercial Real Estate - Construction	$1,589	$173	$48	$173	$—
Commercial Real Estate - Other	$5,769	$5,179	$182	$5,291	$198
Consumer - Real Estate	$8	$7	$—	$7	$—
Consumer - Other	$—	$—	$—	$—	$—
Residential	$1,007	$752	$5	$757	$6

As of December 31, 2014 no additional funds are committed to be advanced in connection with impaired loans.

A restructuring of debt constitutes a troubled debt restructuring (“TDR”) if the creditor, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that it would not otherwise consider. That concession either stems from an agreement between the creditor and the debtor or is imposed by law or a court. The Company adheres to ASC 310-40, Troubled Debt Restructurings by Creditors, to determine whether a TDR applies in a particular instance. Prior to loans being modified and classified as a TDR, specific reserves are generally assessed, as most of these loans have been specifically allocated for as part of the Company’s normal loan loss provisioning methodology. The Company allocated $10 and $230 reserves for the TDR loans at December 31, 2014 and December 31, 2013, respectively. The Company classifies all TDR loans as impaired loans in the table above.

The following table summarizes the loans that were modified as a TDR during the period ended December 31, 2014 and 2013.

For the Twelve Months Ended
December 31, 2014
		Pre-Modification	Post-Modification	Troubled Debt Restructurings That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Commercial Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	—	—	—	—	—
Commercial - non real estate	—	—	—	—	—
Residential	—	—	—	—	—

Total	—	$—	$—	—	$—

For the Twelve Months Ended
December 31, 2013

				Troubled Debt Restructurings
		Pre-Modification	Post-Modification	That Subsequently Defaulted
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Recorded
	Contracts	Investments	Investment	Contracts	Investment

Commerical Real Estate - Construction	—	$—	$—	—	$—
Commercial Real Estate - Other	1	412	412	—	—
Consumer - Real Estate	—	—	—	—	—
Residential	2	337	337	—	—

Total	3	$749	$749	—	$—

A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans.

Additional collateral, a co-borrower, or a guarantor may be requested. Commercial mortgage and construction loans modified in a TDR often involve reducing the interest rate for the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor.

Loans modified in a TDR may be on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR for the Company may have the financial effect of increasing the specific allowance associated with the loan. The allowance for impaired loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent or on the present value of expected future cash flows discounted at the loan’s effective interest rate if the loan is performing in accordance with the modified terms. Management exercises significant judgment in developing these estimates.

The regulatory guidance requires loans to be accounted for as collateral-dependent loans when borrowers have filed Chapter 7 bankruptcy, the debt has been discharged and the borrower has not reaffirmed the debt, regardless of the delinquency status of the loan. The filing of bankruptcy by the borrower is evidence of financial difficulty and the discharge of the obligation by the bankruptcy court is deemed to be a concession granted to the borrower.

At December 31, 2014, there were no additional commitments to lend additional funds to the related debtors whose terms have been modified in a TDR.

The Bank uses the following guidelines as stated in policy to determine when to realize a charge-off, whether a partial or full loan balance. A charge down in whole or in part is realized when unsecured consumer loans, credit card credits and overdraft lines of credit reach 90 days delinquency. At 120 days delinquent, secured consumer loans are charged down to the value of collateral, if repossession of the collateral is assured and/or in the process of repossession. Consumer mortgage loan deficiencies are charged down upon the sale of the collateral or sooner upon the recognition of collateral deficiency. Commercial credits are charged down at 90 days delinquency, unless an established and approved work-out plan is in place or litigation of the credit will likely result in recovery of the loan balance. Upon notification of bankruptcy, unsecured debt is charged off. Additional charge-off may be realized as further unsecured positions are recognized.

The ALLL has a direct impact on the provision expense. An increase in the ALLL is funded through recoveries and provision expense.

Activity in the ALLL was as follows for the years ended December 31, 2014 and 2013:

For the Year Ended December 31, 2014
	Commercial	Commercial		Consumer
	Construction	Real Estate	Commercial	Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$48	$444	$63	$62	$21	$784	$50	$1,472
Charge-offs	(12)	(241)	—	(14)	(24)	(177)	—	(468)
Recoveries	—	54	2	30	—	55	—	141
Provision	(28)	50	29	(45)	22	207	49	284
Ending Balance	$8	$307	$94	$33	$19	$869	$99	$1,429

Ending balance: individually evaluated for impairment	$—	$10	$—	$—	$—	$—	$—	$10

Ending balance: loans collectively evaluated for impairment	$8	$297	$94	$33	$19	$869	$99	$1,419

Loans:
Ending Balance	$1,443	$62,163	$19,000	$9,502	$1,403	$71,828	$—	$165,339

Ending balance: individually evaluated for impairment	$—	$1,816	$—	$24	$—	$618	$—	$2,458

Ending balance: loans collectively evaluated for impairment	$1,443	$44,492	$14,544	$7,778	$1,158	$64,324	$—	$133,739

Acquired loans not subject to loan loss reserve	$—	$15,855	$4,456	$1,700	$245	$6,886	$—	$29,142

For the Year Ended December 31, 2013
	Commercial Construction	Commercial Real Estate	Commercial	Consumer Real Estate	Consumer	Residential	Unallocated	Total

Allowance for credit losses:
Beginning Balance	$64	$579	$69	$99	$33	$906	$—	$1,750
Charge-offs	—	(674)	—	(40)	(13)	(464)	—	(1,191)
Recoveries	—	114	—	36	6	120	—	276
Provision	(16)	425	(6)	(33)	(5)	222	50	637
Ending Balance	$48	$444	$63	$62	$21	$784	$50	$1,472

Ending balance: individually evaluated for impairment	$48	$182	$—	$—	$—	$5	$—	$235

Ending balance: loans collectively evaluated for impairment	$—	$262	$63	$62	$21	$779	$50	$1,237

Loans:
Ending Balance	$173	$51,726	$12,451	$8,730	$1,165	$63,839	$—	$138,084

Ending balance: individually evaluated for impairment	$173	$5,179	$—	$7	$—	$752	$—	$6,111

Ending balance: loans collectively evaluated for impairment	$—	$46,547	$12,451	$8,723	$1,165	$63,087	$—	$131,973